Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	10.35
Maximum Aggregate Offering Price	$ 10,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,429.34
Offering Note	(1) This registration statement on Form S-3D (this "Registration Statement") registers the issuance of 1,000,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of BCB Bancorp, Inc., which are issuable pursuant to the BCB Bancorp, Inc. 2026 Amended and Restated Dividend Reinvestment and Stock Purchase Plan. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of the Common Stock being registered hereunder includes such indeterminate number of additional shares of Common Stock as may become issuable as a result of any stock splits, stock dividends or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock reported on the NASDAQ Global Select Market as of a date (April 29, 2026) within five business date prior to filing this Registration Statement.